Supplement to the

Spartan® Total Market Index Fund,

Spartan Extended Market Index Fund, and

Spartan International Index Fund

Funds of Fidelity Concord Street Trust

Investor Class and Fidelity Advantage Class

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 38.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

SIFB-07-01 June 29, 2007
1.718587.120

Supplement to the

Spartan® U.S. Equity Index Fund

A Fund of Fidelity Concord Street Trust

Investor Class and Fidelity Advantage Class

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 34.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

UEIB-07-01 June 29, 2007
1.720027.119